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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-10111

                          Pioneer Europe Select Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2004 through February 28, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                             -----------------------
                                     EUROPE
                                     SELECT
                                      FUND

                                   Semiannual
                                     Report

                                     2/28/05

                              [LOGO] PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         1
Portfolio Summary                             2
Performance Update                            3
Comparing Ongoing Fund Expenses               6
Portfolio Management Discussion               8
Schedule of Investments                      11
Financial Statements                         15
Notes to Financial Statements                22
Trustees, Officers and Service Providers     28

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 2/28/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
After three calendar quarters of listless performance, U.S. equity markets improved strongly late in the year. Anxiety over energy prices, international tensions and the falling American dollar had held the markets back, but uneasiness about the presidential election was the principal source of investor hesitation. The election went smoothly, the result was decisive, and the ensuing rally pushed major indices into the black for the second year running. However, returns trailed 2003's levels. Small capitalization companies outperformed large-cap issues for the sixth consecutive year. Markets overseas were generally buoyant: commodity-rich nations saw surging demand for copper, iron ore, lumber and other materials, with much of their output destined to feed China's vast economic appetite.

Bond investors focused on longer-term issues. Reflecting the risk preference that favored small-cap stocks, high-yield bonds were the strongest performers, while higher quality issues, including U.S. Treasury issues, scored more modest gains. Municipal bond returns were generally favorable as well; economic growth spurred rising tax revenues, putting many issuers into surplus for the first time in years.

A measured pace of growth seems in store for the U.S. economy, which generated
2.2 million jobs after years of employment declines. By the end of September, the economy had tallied 12 positive quarters, and the nation's annualized growth rate stood at a respectable four percent. We believe this rate of expansion is enough to sustain growth without provoking the Federal Reserve Board into aggressive interest rate hikes aimed at calming inflation.

New investment choices

Pioneer Investment Management recently acquired twenty-two former Safeco mutual funds. After merging some Safeco offerings into existing Pioneer funds with similar goals and strategies, Pioneer now offers seven new products, including municipal bond funds and funds focused on growth. The transaction underscores Pioneer's growing presence in the ranks of major U.S. management firms and significantly broadens the investment options available to you. A conversation with your investment professional will help you understand how these new funds may enhance your portfolio diversification and fit in with your long-range goals.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/28/05
--------------------------------------------------------------------------------

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following table was depicted as a pie chart in the printed material.]

Financials                      25.5%
Consumer Discretionary          14.1%
Industrials                     12.8%
Materials                       12.7%
Energy                          12.1%
Telecommunication Services       9.0%
Health Care                      8.6%
Consumer Staples                 5.2%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following table was depicted as a bar chart in the printed material.]

United Kingdom                  32.3%
France                          28.1%
Germany                         13.4%
Ireland                          6.6%
Spain                            5.6%
Switzerland                      4.5%
Italy                            4.3%
Netherlands                      3.5%
Belgium                          1.7%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.    BP Amoco Plc                        5.27%
    2.    Vodafone Group Plc                  5.01
    3.    UBS AG                              4.53
    4.    BNP Paribas SA                      4.40
    5.    Eni S.p.A                           4.32
    6.    Royal Bank of Scotland Group Plc    4.22
    7.    GlaxoSmithKline Plc                 3.73
    8.    Barclays Plc                        3.52
    9.    TNT Post Group NV                   3.50
   10.    Societe Generale                    3.50

*This list excludes temporary cash and derivative investments. The portfolio is actively managed, and current holdings may be different.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   2/28/05   8/31/04
                            $13.11    $11.05

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(9/1/04 - 2/28/05)        Income       Capital Gains   Capital Gains
                          $0.0388      $0.0539         $0.2613

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

--------------------------------------------------
Average Annual Total Returns
(As of February 28, 2005)

                   Net Asset   Public Offering
Period               Value       Price (POP)
Life-of-Class
(12/29/00)            8.02%          6.50%
1-Year               23.91          16.83
--------------------------------------------------

Value of $10,000 Investment

[The following table was depicted as a mountain chart in the printed material.]

                 Pioneer Europe       MSCI Europe
                   Select Fund           Index
12/00                  9425              10000
                       7681               8084
                       7546               6789
 8/03                  8281               7375
                      10646               9082
 2/05                 13000              11282

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/05                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   2/28/05   8/31/04
                            $12.88    $10.90

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(9/1/04 - 2/28/05)        Income       Capital Gains   Capital Gains
                          $0.0196      $0.0539         $0.2613

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

--------------------------------------------------
Average Annual Total Returns
(As of February 28, 2005)

                      If         If
Period               Held     Redeemed
Life-of-Class
(12/29/00)           7.10%      6.90%
1-Year              22.73      18.73
--------------------------------------------------

Value of $10,000 Investment

[The following table was depicted as a mountain chart in the printed material.]

                 Pioneer Europe       MSCI Europe
                   Select Fund           Index
12/00                 10000              10000
                       7805               8084
                       7622               6789
 8/03                  8361               7375
                      10653               9082
 2/05                 13207              11282

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/05                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   2/28/05   8/31/04
                            $12.98    $10.98

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(9/1/04 - 2/28/05)        Income       Capital Gains   Capital Gains
                          $0.0375      $0.0539         $0.2613

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

--------------------------------------------------
Average Annual Total Returns
(As of February 28, 2005)

                      If         If
Period               Held     Redeemed
Life-of-Class
(12/29/00)           7.47%      7.47%
1-Year              23.15      23.15
--------------------------------------------------

Value of $10,000 Investment

[The following table was depicted as a mountain chart in the printed material.]

                 Pioneer Europe       MSCI Europe
                   Select Fund           Index
12/00                 10000              10000
                       8059               8084
                       7960               6789
 8/03                  8690               7375
                      11094               9082
 2/05                 13500              11282

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Europe Select Fund

Based on actual returns from September 1, 2004 through February 28, 2005

Share Class                          A              B              C
----------------------------------------------------------------------------
Beginning Account Value
On 9/1/04                        $1,000.00      $1,000.00      $1,000.00

Ending Account Value
On 2/28/05                       $1,221.10      $1,214.90      $1,216.90

Expenses Paid During Period*     $    6.88      $   12.74      $   11.16

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.32%, and 2.03%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the one-half year period).

Pioneer Europe Select Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Europe Select Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from September 1, 2004 through February 28, 2005

Share Class                          A              B              C
----------------------------------------------------------------------------
Beginning Account Value
On 9/1/04                        $1,000.00      $1,000.00      $1,000.00
Ending Account Value
On 2/28/05                       $1,018.60      $1,013.29      $1,014.73
Expenses Paid During Period*     $    6.26      $   11.58      $   10.14

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.32%, and 2.03%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the one-half year period).

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/05
--------------------------------------------------------------------------------

European equity markets rose during the six months ended February 28, 2005, led by the companies in the telecommunications and financials sectors. The continued slide in the value of the U.S. dollar on international exchange markets also tended to add to the performance results of U.S.-based investors, although some concerns grew on the Continent that the strength of the euro could impede the ability of European-based exporters to compete. In the following interview, Andrew Arbuthnott discusses the events and factors that affected your Fund's performance during the six months. Mr. Arbuthnott is a member of the team at Pioneer Investment Management in Dublin, Ireland that is responsible for the Fund's day-to-day management.

Q: How did the Pioneer Europe Select Fund perform during the six months that ended on February 28, 2005?

A: The Fund had very strong performance in absolute terms, although it trailed its benchmark for European equities. Pioneer Europe Select Fund's Class A shares had a total return of 22.11%, all at net asset value. During the same six-month period, the MSCI Europe Index returned 24.25%, while the average return of the 120 funds in Lipper's European Regional Fund category was 25.56%.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What was the investment environment like during the six months?

A: European stocks rose briskly during the six months ended February 28, 2005. Sectors such as telecommunications services and financial services produced the strongest results in the final months of 2004, although the industrials, materials and energy sectors outperformed early in 2005.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Reasonable valuations and the relatively high dividend yields offered by many European stocks helped contribute to the favorable environment, which was supported by an economic backdrop of moderate economic and supportive monetary policies by central banks that kept interest rates low. However, as the period progressed, investors grew increasingly concerned that economic growth in Europe was beginning to slow and that the continued appreciation of the euro and other linked currencies could have a negative impact on the earnings of European exporters facing tougher competition from countries, most notably from the United States, with weakening currencies.

Q: What were some of the investments that most significantly contributed to performance?

A: Our holdings in energy companies helped support performance over the six months, as the prices of oil and natural gas generally moved higher, despite some easing late in 2004. Oil producers such as BP and Eni contributed substantially. Shares of BP, a major force on the international market, gained as the company benefited from a broad international portfolio, strong management, healthy cash flow and a reasonable stock valuation. Eni, a long-term holding, is an Italy-based company that has emerged as a highly efficient global oil producer. Our investments in the industrials and materials sectors also helped support performance during the period.

     Several pharmaceutical holdings also helped performance, including Astrazeneca, whose stock price recovered strongly after faltering late in 2004, and GlaxoSmithKline. Individual holdings that helped included Barclays, the broadly diversified British financial company that offered investors a high dividend yield and a low valuation, and BASF, a diversified chemicals company that benefited from a strong pricing environment.

     France Telecom turned in strong performance during 2004, helped by its low stock valuation early in the year and strong cash flow. However, France Telecom and another telecommunications holding, Vodafone, held back performance early in 2005.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/05                              (continued)
--------------------------------------------------------------------------------

     Investments in the automobile industry produced disappointing results for the period. The stock price of long-time holding Porsche came under pressure because of currency concerns, even though the company actually benefited from its decision to hedge its U.S. dollar exposure. Peugeot also declined, principally because of volatility in the market rather than any deterioration in company fundamentals, we believe. We remain confident in the prospects for both companies, however, and think they are well prepared for the possibility of continued strength in the euro.

Q:   What is your investment outlook?

A: We remain optimistic about European equities, as stock valuations tend to be well supported by high dividend yields and the supportive policies of the European Central Bank. In addition, many European-based companies are restructuring themselves to become more efficient and competitive. The effects of these positive factors may be muted, however, by modest growth in economic output and the effects of the weaker U.S. dollar on exporting companies.

     In this environment, we believe stock market averages have a reasonable opportunity to produce positive results and individual stock selection will be an important factor in performance.

     Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/05 (unaudited)
--------------------------------------------------------------------------------

Shares                                                             Value
           PREFERRED STOCK - 2.6%
           Automobiles & Components - 2.6%
           Automobile Manufacturers - 2.6%
   438     Porsche AG                                           $   316,224
                                                                -----------
           Total Automobiles & Components                       $   316,224
                                                                -----------
           TOTAL PREFERRED STOCK
           (Cost $238,707)                                      $   316,224
                                                                -----------
           COMMON STOCKS - 92.6%
           Energy - 11.5%
           Integrated Oil & Gas - 9.1%
56,790     BP Amoco Plc                                         $   616,626
19,348     Eni S.p.A.                                               505,510
                                                                -----------
                                                                $ 1,122,136
                                                                -----------
           Oil & Gas Refining Marketing & Transportation - 2.4%
10,897     Repsol SA                                            $   296,262
                                                                -----------
           Total Energy                                         $ 1,418,398
                                                                -----------
           Materials - 12.0%
           Commodity Chemicals - 2.9%
 4,752     BASF India, Ltd.                                     $   355,679
                                                                -----------
           Construction Materials - 9.1%
13,347     CRH Plc                                              $   373,466
 3,587     Lafarge BR                                               372,995
 2,570     VINCI SA                                                 377,359
                                                                -----------
                                                                $ 1,123,820
                                                                -----------
           Total Materials                                      $ 1,479,499
                                                                -----------
           Capital Goods - 8.8%
           Construction & Engineering - 6.0%
14,093     ACS, Actividades de Construccion y Servicios, SA     $   360,902
 6,150     Compagnie de Saint Gobain                                379,566
                                                                -----------
                                                                $   740,468
                                                                -----------
           Electrical Component & Equipment - 2.8%
 4,339     Schneider Electric SA                                $   345,992
                                                                -----------
           Total Capital Goods                                  $ 1,086,460
                                                                -----------


The accompanying notes are an integral part of these financial statements.    11

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                             Value
             Commercial Services & Supplies - 3.3%
             Diversified Commercial Services - 3.3%
  14,665     TNT Post Group NV                                  $   409,622
                                                                -----------
             Total Commercial Services & Supplies               $   409,622
                                                                -----------
             Automobiles & Components - 6.5%
             Auto Parts & Equipment - 2.6%
   4,472     Compagnie Generale des Etablissements Michelin     $   318,775
                                                                -----------
             Automobile Manufacturers - 3.9%
   4,047     Bayerische Motoren Werke AG                        $   173,087
   4,635     PSA Peugeot Citroen                                    302,900
                                                                -----------
                                                                $   475,987
                                                                -----------
             Total Automobiles & Components                     $   794,762
                                                                -----------
             Consumer Durables & Apparel - 2.7%
             Apparel, Accessories & Luxury Goods - 2.7%
   2,210     Adidas-Salomon AG                                  $   331,412
                                                                -----------
             Total Consumer Durables & Apparel                  $   331,412
                                                                -----------
             Retailing - 1.7%
             Computer & Electronics Retail - 1.7%
  66,742     Dixons Group Plc                                   $   205,893
                                                                -----------
             Total Retailing                                    $   205,893
                                                                -----------
             Food & Drug Retailing - 2.4%
             Drug Retail - 2.4%
  22,722     Boots Co., Plc                                     $   289,884
                                                                -----------
             Total Food & Drug Retailing                        $   289,884
                                                                -----------
             Food, Beverage & Tobacco - 2.6%
             Tobacco - 2.6%
  17,465     British American Tobacco Plc                       $   319,547
                                                                -----------
             Total Food, Beverage & Tobacco                     $   319,547
                                                                -----------
             Pharmaceuticals & Biotechnology - 8.2%
             Pharmaceuticals - 8.2%
  10,078     Astrazeneca Plc                                    $   399,300
  18,157     GlaxoSmithKline Plc                                    435,575
   2,263     Schering AG                                            165,391
                                                                -----------
                                                                $ 1,000,266
                                                                -----------
             Total Pharmaceuticals & Biotechnology              $ 1,000,266
                                                                -----------


12    The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                            Value
              Banks - 14.8%
              Diversified Banks - 14.8%
  18,783      Allied Irish Banks Plc                          $   402,201
  37,958      Barclays Plc                                        412,013
   7,087      BNP Paribas SA                                      513,802
  14,355      Royal Bank of Scotland Group Plc                    493,044
                                                              -----------
                                                              $ 1,821,060
                                                              -----------
              Total Banks                                     $ 1,821,060
                                                              -----------
              Diversified Financials - 9.5%
              Diversified Financial Services - 7.7%
   3,882      Societe Generale                                $   409,379
   6,100      UBS AG                                              529,477
                                                              -----------
                                                              $   938,856
                                                              -----------
              Specialized Finance - 1.8%
   3,007      Deutsche Boerse AG                              $   223,125
                                                              -----------
              Total Diversified Financials                    $ 1,161,981
                                                              -----------
              Telecommunication Services - 8.6%
              Integrated Telecommunication Services - 3.8%
   4,767      Belgacom SA *                                   $   200,120
   8,922      France Telecom SA                                   269,337
                                                              -----------
                                                              $   469,457
                                                              -----------
              Wireless Telecommunication Services - 4.8%
 222,548      Vodafone Group Plc                              $   586,024
                                                              -----------
              Total Telecommunication Services                $ 1,055,481
                                                              -----------
              TOTAL COMMON STOCKS
              (Cost $9,519,720)                               $11,374,265
                                                              -----------
              TOTAL INVESTMENTS IN SECURITIES - 95.2%         $11,690,489
                                                              -----------
              (Cost $9,758,427)(a)(b)
              OTHER ASSETS AND LIABILITIES - 4.8%             $   595,624
                                                              -----------
              TOTAL NET ASSETS - 100.0%                       $12,286,113
                                                              ===========


The accompanying notes are an integral part of these financial statements.    13

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

*   Non-Income producing security

(a) At February 28, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $9,771,151 was as follows:

    Aggregate gross unrealized gain for all investments in which
    there is an excess of value over tax cost                               $1,919,338

    Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value                                        -
                                                                            ----------
    Net unrealized gain                                                     $1,919,338
                                                                            ==========

(b) Distributions of investments by country of issue (excluding temporary cash investments), as a percentage of total investment in securities, is as follows:

    United Kingdom                                                                32.3%
    France                                                                        28.1
    Germany                                                                       13.4
    Ireland                                                                        6.6
    Spain                                                                          5.6
    Switzerland                                                                    4.5
    Italy                                                                          4.3
    Netherlands                                                                    3.5
    Belgium                                                                        1.7
                                                                                 -----
                                                                                 100.0%
                                                                                 =====

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2005 aggregated $5,564,626 and $1,565,270, respectively.


14    The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 2/28/05 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value ($9,758,427)                      $11,690,489
  Cash                                                                     499,914
  Foreign currencies, at value (cost $44,467)                               45,061
  Receivables -
    Investment securities sold                                              98,588
    Fund shares sold                                                       247,512
    Dividends, interest and foreign taxes withheld                          25,278
    Forward foreign currency settlement contracts, net                         839
    Due from Pioneer Investment Management, Inc.                            13,106
                                                                       -----------
      Total assets                                                     $12,620,787
                                                                       -----------
LIABILITIES:
  Payables -
    Investment securities purchased                                    $   241,007
    Fund shares repurchased                                                 11,678
  Due to affiliates                                                         10,395
  Accrued expenses                                                          71,594
                                                                       -----------
      Total liabilities                                                $   334,674
                                                                       -----------
NET ASSETS:
  Paid-in capital                                                      $10,233,875
  Distributions in excess of net investment income                         (16,437)
  Accumulated net realized gain on investments and foreign
   currency transactions                                                   134,884
  Net unrealized gain on investments                                     1,932,062
  Net unrealized gain on forward foreign currency contracts and
   other assets and liabilities denominated in foreign currencies            1,729
                                                                       -----------
      Total net assets                                                 $12,286,113
                                                                       ===========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $6,650,653/507,189 shares)                         $     13.11
                                                                       ===========
  Class B (based on $2,745,367/213,182 shares)                         $     12.88
                                                                       ===========
  Class C (based on $2,890,093/222,685 shares)                         $     12.98
                                                                       ===========
MAXIMUM OFFERING PRICE:
  Class A ($13.11 [divided by] 94.25%)                                 $     13.91
                                                                       ===========


The accompanying notes are an integral part of these financial statements.    15

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 2/28/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld $6,526)               $   54,499
  Interest                                                            2,045
                                                                 ----------
      Total investment income                                                  $   56,544
                                                                               ----------
EXPENSES:
  Management fees                                                $   42,706
  Transfer agent fees and expenses
    Class A                                                           7,645
    Class B                                                           6,408
    Class C                                                           3,862
  Distribution fees
    Class A                                                           5,682
    Class B                                                           9,582
    Class C                                                          10,396
  Administrative reimbursements                                       9,250
  Custodian fees                                                     26,482
  Registration fees                                                  57,731
  Professional fees                                                  34,708
  Printing expense                                                    7,604
  Fees and expenses of nonaffiliated trustees                         2,807
  Miscellaneous                                                       3,219
                                                                 ----------
    Total expenses                                                             $  228,082
    Less management fees waived and expenses reimbursed
      by Pioneer Investment Management, Inc.                                     (156,435)
                                                                               ----------
    Net expenses                                                               $   71,647
                                                                               ----------
      Net investment loss                                                      $  (15,103)
                                                                               ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Investments                                                  $  213,418
    Forward foreign currency contracts and other assets and
      liabilities denominated in foreign currencies                 (14,567)   $  198,851
                                                                 ----------    ----------
  Change in net unrealized gain on:
    Investments                                                  $1,476,053
    Forward foreign currency contracts and other assets and
      liabilities denominated in foreign currencies                   1,117    $1,477,170
                                                                 ----------    ----------
        Net gain on investments and foreign currency transactions              $1,676,021
                                                                               ----------
        Net increase in net assets resulting from operations                   $1,660,918
                                                                               ==========


16    The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 2/28/05 and the Year Ended 8/31/04

                                                           Six Months
                                                              Ended
                                                             2/28/05       Year Ended
                                                           (unaudited)      8/31/04
FROM OPERATIONS:
Net investment income (loss)                              $   (15,103)   $     44,161
Net realized gain on investments and foreign
  currency transactions                                       198,851         279,264
Change in net unrealized gain on investments                1,477,170         307,810
                                                          -----------    ------------
  Net increase in net assets resulting from operations    $ 1,660,918    $    631,235
                                                          -----------    ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.04 and $0.10 per share, respectively)       $   (15,101)   $    (12,726)
  Class B ($0.02 and $0.05 per share, respectively)            (3,367)         (3,245)
  Class C ($0.04 and $0.11 per share, respectively)            (7,214)         (8,506)
Net realized gain:
  Class A ($0.32 and $0.00 per share, respectively)          (112,201)              -
  Class B ($0.32 and $0.00 per share, respectively)           (48,903)              -
  Class C ($0.32 and $0.00 per share, respectively)           (55,572)              -
                                                          -----------    ------------
   Total distributions to shareowners                     $  (242,358)   $    (24,477)
                                                          -----------    ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $ 5,383,237    $  5,025,100
Reinvestment of distributions                                 166,985          17,543
Cost of shares repurchased                                   (853,149)     (1,254,026)
                                                          -----------    ------------
  Net increase in net assets resulting from
   Fund share transactions                                $ 4,697,073    $  3,788,617
                                                          -----------    ------------
  Net increase in net assets                              $ 6,115,633    $  4,395,375
NET ASSETS:
Beginning of period                                         6,170,480       1,775,105
                                                          -----------    ------------
End of period (including distributions in excess of net
  investment income and accumulated undistributed
  net investment income of ($16,437) and $24,348,
  respectively)                                           $12,286,113    $  6,170,480
                                                          ===========    ============


The accompanying notes are an integral part of these financial statements.    17

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 2/28/05 and the Year Ended 8/31/04

                                  '05 Shares    '05 Amount    '04 Shares   '04 Amount
                                 (unaudited)    (unaudited)
CLASS A
Shares sold                        243,630      $2,995,339      245,070    $2,609,406
Reinvestment of distributions        6,862          83,295        1,103        11,406
Less shares repurchased            (24,625)       (303,710)     (70,054)     (729,581)
                                   -------      ----------      -------    ----------
  Net increase                     225,867      $2,774,924      176,119    $1,891,231
                                   -------      ----------      -------    ----------
CLASS B
Shares sold                         85,072      $1,041,559      108,067    $1,145,432
Reinvestment of distributions        3,476          41,435          252         2,586
Less shares repurchased            (13,475)       (159,860)     (23,309)     (244,413)
                                   -------      ----------      -------    ----------
  Net increase                      75,073      $  923,134       85,010    $  903,605
                                   -------      ----------      -------    ----------
CLASS C
Shares sold                        109,186      $1,346,339      121,015    $1,270,262
Reinvestment of distributions        3,509          42,255          344         3,551
Less shares repurchased            (31,771)       (389,579)     (26,116)     (280,032)
                                   -------      ----------      -------    ----------
  Net increase                      80,924      $  999,015       95,243    $  993,781
                                   -------      ----------      -------    ----------


18    The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        Six Months
                                                                           Ended
                                                                          2/28/05      Year Ended
CLASS A                                                                 (unaudited)      8/31/04
Net asset value, beginning of period                                    $   11.05       $   8.68
                                                                        ---------       --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                           $   (0.01)      $   0.08
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                      2.43           2.39
                                                                        ---------       --------
  Net increase (decrease) from investment operations                    $    2.42       $   2.47
Distributions to shareowners:
 Net investment income                                                      (0.04)         (0.10)
 Net realized gain                                                          (0.32)             -
                                                                        ---------       --------
Net increase (decrease) in net asset value                              $    2.06       $   2.37
                                                                        ---------       --------
Net asset value, end of period                                          $   13.11       $  11.05
                                                                        =========       ========
Total return*                                                               22.11%         28.56%
Ratio of net expenses to average net assets +                                1.25%**        1.25%
Ratio of net investment income to average net assets +                       0.10%**        1.58%
Portfolio turnover rate                                                        37%**          48%
Net assets, end of period (in thousands)                                $   6,651       $  3,108
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                4.89%**        8.30%
 Net investment loss                                                        (3.54)%**      (5.47)%
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                                1.25%**        1.25%
 Net investment income                                                       0.10%**        1.58%

                                                                      Year Ended   Year Ended     12/29/00 (a)
CLASS A                                                                 8/31/03      8/31/02       to 8/31/01
Net asset value, beginning of period                                  $    7.91    $    8.15      $    10.00
                                                                      ---------    ---------      ----------
Increase (decrease) from investment operations:
 Net investment income (loss)                                         $    0.07    $    0.04      $     0.05
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                    0.70        (0.18)          (1.90)
                                                                      ---------    ---------      ----------
  Net increase (decrease) from investment operations                  $    0.77    $   (0.14)     $    (1.85)
Distributions to shareowners:
 Net investment income                                                        -        (0.10)              -
 Net realized gain                                                            -            -               -
                                                                      ---------    ---------      ----------
Net increase (decrease) in net asset value                            $    0.77    $   (0.24)     $    (1.85)
                                                                      ---------    ---------      ----------
Net asset value, end of period                                        $    8.68    $    7.91      $     8.15
                                                                      =========    =========      ==========
Total return*                                                              9.73%       (1.76)%        (18.50)%
Ratio of net expenses to average net assets +                              1.62%        1.75%           1.76%**
Ratio of net investment income to average net assets +                     1.02%        0.17%           0.92%**
Portfolio turnover rate                                                      67%          68%            135%**
Net assets, end of period (in thousands)                              $     914    $     567      $      266
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                             16.15%       31.21%          39.42%**
 Net investment loss                                                     (13.51)%     (29.29)%        (36.74)%**
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                              1.62%        1.75%           1.75%**
 Net investment income                                                     1.02%        0.17%           0.93%**

(a) Class A shares were first publicly offered on January 2, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total Return would be reduced if sales charges were taken into account
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.    19

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        Six Months
                                                                           Ended
                                                                          2/28/05      Year Ended
CLASS B                                                                 (unaudited)      8/31/04
Net asset value, beginning of period                                    $   10.90       $  8.62
                                                                        ---------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                           $   (0.06)      $ (0.01)
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                      2.38          2.34
                                                                        ---------       -------
  Net increase (decrease) from investment operations                    $    2.32       $  2.33
Distributions to shareowners:
 Net investment income                                                      (0.02)        (0.05)
 Net realized gain                                                          (0.32)            -
                                                                        ---------       -------
Net increase (decrease) in net asset value                              $    1.98       $  2.28
                                                                        ---------       -------
Net asset value, end of period                                          $   12.88       $ 10.90
                                                                        =========       =======
Total return*                                                               21.49%        27.07%
Ratio of net expenses to average net assets +                                2.32%**       2.17%
Ratio of net investment income (loss) to average net assets +               (1.02)%**      0.65%
Portfolio turnover rate                                                        37%**         48%
Net assets, end of period (in thousands)                                $   2,745       $ 1,505
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                6.03%**       9.20%
 Net investment loss                                                        (4.73)%**     (6.38)%
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                                2.32%**       2.17%
 Net investment income (loss)                                               (1.02)%**      0.65%

                                                                      Year Ended   Year Ended     12/29/00 (a)
CLASS B                                                                 8/31/03      8/31/02       to 8/31/01
Net asset value, beginning of period                                  $    7.94    $    8.13      $    10.00
                                                                      ---------    ---------      ----------
Increase (decrease) from investment operations:
 Net investment income (loss)                                         $   (0.01)   $   (0.05)     $     0.02
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                    0.69        (0.14)          (1.89)
                                                                      ---------    ---------      ----------
  Net increase (decrease) from investment operations                  $    0.68    $   (0.19)     $    (1.87)
Distributions to shareowners:
 Net investment income                                                        -            -               -
 Net realized gain                                                            -            -               -
                                                                      ---------    ---------      ----------
Net increase (decrease) in net asset value                            $    0.68    $   (0.19)     $    (1.87)
                                                                      ---------    ---------      ----------
Net asset value, end of period                                        $    8.62    $    7.94      $     8.13
                                                                      =========    =========      ==========
Total return*                                                              8.57%       (2.34)%        (18.70)%
Ratio of net expenses to average net assets +                              2.78%        2.33%           2.34%**.
Ratio of net investment income (loss) to average net assets +             (0.10)%      (0.52)%          0.29%**
Portfolio turnover rate                                                      67%          68%            135%**
Net assets, end of period (in thousands)                              $     457    $     295      $      158
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                             17.41%       31.81%          40.08%**
 Net investment loss                                                     (14.73)%     (30.00)%        (37.45)%**
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                              2.78%        2.33%           2.33%**
 Net investment income (loss)                                             (0.10)%      (0.52)%          0.30%**

(a) Class B shares were first publicly offered on January 2, 2001.
* Assumes initial investment at net asset value at the beginning of each period, and no sales charges, the complete redemption of the investment at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


20    The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        Six Months
                                                                           Ended
                                                                          2/28/05      Year Ended
CLASS C                                                                 (unaudited)      8/31/04
Net asset value, beginning of period                                    $   10.98       $   8.69
                                                                        ---------       --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                           $   (0.04)      $   0.04
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                      2.40           2.36
                                                                        ---------       --------
  Net increase (decrease) from investment operations                    $    2.36       $   2.40
Distributions to shareowners:
 Net investment income                                                      (0.04)         (0.11)
 Net realized gain                                                          (0.32)             -
                                                                        ---------       --------
Net increase (decrease) in net asset value                              $    2.00       $   2.29
                                                                        ---------       --------
Net asset value, end of period                                          $   12.98       $  10.98
                                                                        =========       ========
Total return*                                                               21.69%         27.67%
Ratio of net expenses to average net assets+                                 2.03%**        1.72%
Ratio of net investment income (loss) to average net assets+                (0.73)%**       1.14%
Portfolio turnover rate                                                        37%**          48%
Net assets, end of period (in thousands)                                $   2,890       $  1,557
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                5.70%**        8.75%
 Net investment loss                                                        (4.40)%**      (5.89)%
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                                2.03%**        1.72%
 Net investment income (loss)                                               (0.73)%**       1.14%

                                                                      Year Ended   Year Ended     12/29/00 (a)
CLASS C                                                                 8/31/03      8/31/02       to 8/31/01
Net asset value, beginning of period                                  $    7.96    $    8.14      $    10.00
                                                                      ---------    ---------      ----------
Increase (decrease) from investment operations:
 Net investment income (loss)                                         $    0.03    $   (0.04)     $     0.02
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                    0.70        (0.14)          (1.88)
                                                                      ---------    ---------      ----------
  Net increase (decrease) from investment operations                  $    0.73    $   (0.18)     $    (1.86)
Distributions to shareowners:
 Net investment income                                                        -            -               -
 Net realized gain                                                            -            -               -
                                                                      ---------    ---------      ----------
Net increase (decrease) in net asset value                            $    0.73    $   (0.18)     $    (1.86)
                                                                      ---------    ---------      ----------
Net asset value, end of period                                        $    8.69    $    7.96      $     8.14
                                                                      =========    =========      ==========
Total return*                                                              9.17%       (2.21)%        (18.60)%
Ratio of net expenses to average net assets+                               2.27%        2.22%           2.08%**
Ratio of net investment income (loss) to average net assets+               0.54%       (0.35)%          0.45%**
Portfolio turnover rate                                                      67%          68%            135%**
Net assets, end of period (in thousands)                              $     404    $     201      $      105
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                             17.02%       31.70%          40.11%**
 Net investment loss                                                     (14.21)%     (29.83)%        (37.58)%**
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                              2.27%        2.22%           2.07%**
 Net investment income (loss)                                              0.54%       (0.35)%          0.46%**

(a) Class C shares were first publicly offered on January 2, 2001.
* Assumes initial investment at net asset value at the beginning of each period, and no sales charges, the complete redemption of the investment at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.    21

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/05 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Europe Select Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized on August 25, 2000 and commenced operations on December 29, 2000. Prior to December 29, 2000, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The investment objective of the Fund is to seek capital growth.

The Fund offers three classes of shares -- Class A, Class B and Class C shares. In addition, the Fund has authorized but not yet offered Class Y shares. Fund Shares were first publicly offered on January 2, 2001. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   Investing in the securities of European issuers involves unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent the Fund invests a significant portion of its investments in any one European region. The Fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer.

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated in to U.S. dollars using current exchange rates.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

   Net realized gains and losses on foreign currency translations represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

   At February 28, 2005, the Fund had no outstanding portfolio hedges. The Funds gross forward currency settlement contracts receivable and payable were $241,007 and $240,168, respectively, resulting in a net receivable of $839.

D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investments companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Trust's distributions may be shown in the accompanying financial statements

Pioneer Europe Select Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year.

   The tax character of distributions paid during the year ended August 31, 2004 was as follows.

----------------------------------------------
                                      2004
----------------------------------------------
Distributions paid from:
   Ordinary Income                  $24,477
   Long-term capital gain                 -
                                    -------
    Total                           $24,477
                                    =======
----------------------------------------------

   The following shows the components of distributable earnings on a federal income tax basis at August 31, 2004.

----------------------------------------------
                                      2004
----------------------------------------------
Undistributed ordinary income       $ 38,834
Undistributed long-term gain         152,244
Unrealized appreciation              442,600
                                    --------
  Total                             $633,678
                                    ========
----------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned $5,532 in underwriting commissions on the sale of Class A shares during the six months ended February 28, 2005.

F. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

   Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of Unicredito Italiano, manages the Trust's portfolio. Management fees are calculated daily at the annual rate of 1.00% of the Fund's average daily net assets up to $300 million; 0.85% of the $200 million; and 0.75% of the excess over $500 million.

Through December 31, 2005, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares. PIM has agreed to further reduce Class A expenses to 1.25%. This is voluntary and can be terminated at any time.

In addition, under the management fees, administrative costs and certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At February 28, 2005, $1,541 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of Unicredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $3,322 in transfer agent fees payable to PIMSS at February 28, 2005.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $5,532 in distribution fees payable to PFD at February 28, 2005.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Effective December 1, 2004, Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the period ended February 28, 2005 CDSCs in the amount of $1,022 were paid to PFD.

The Fund charges a 2.0% redemption fee on Class A, Class B, and Class C shares sold within 30 days of purchase. For Class A shares, the fee became effective November 1, 2003, while for Class B and Class C shares, this fee became effective July 1, 2004. The fee does not apply to certain types of transactions as described in the Fund's prospectus. For the six months ended February 28, 2005, the Fund collected $543 in redemption fees, which are included in the Fund's capital account.

5. Expense Offset Arrangements

The Fund can enter into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended February 28, 2005, there were no reductions under such arrangements.

Pioneer Europe Select Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
David R. Bock                            Osbert M. Hood, Executive
Mary K. Bush                              Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 6-month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our Internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.




(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Europe Select Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  April 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 29, 2005

* Print the name and title of each signing officer under his or her signature.